Derivative Instruments and Hedging Activities - Summary of Cross Currency Swaps (Detail) - Jun. 30, 2015 - Cross currency swaps agreements [Member]	NOK	USD ($)
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)		$ (140,557,000)
Maturing In January Two Thousand Seventeen [Member]
Derivative [Line Items]
Notional Amount	NOK 600,000,000	$ 101,351,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	5.75%	5.75%
Fixed Rate Payable	7.49%	7.49%
Remaining Term (years)	1 year 7 months 6 days
Maturing In January Two Thousand Sixteen [Member]
Derivative [Line Items]
Notional Amount	NOK 500,000,000	$ 89,710,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	4.00%	4.00%
Fixed Rate Payable	4.94%	4.94%
Remaining Term (years)	7 months 6 days
Maturing In January Two Thousand Eighteen [Member]
Derivative [Line Items]
Notional Amount	NOK 800,000,000	$ 143,536,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	4.75%	4.75%
Fixed Rate Payable	6.07%	6.07%
Remaining Term (years)	2 years 7 months 6 days
Maturing In January Two Thousand Nineteen [Member]
Derivative [Line Items]
Notional Amount	NOK 1,000,000,000	$ 162,200,000
Floating Rate Receivable Reference Rate	NIBOR
Floating Rate Receivable Reference Margin	4.25%	4.25%
Fixed Rate Payable	6.42%	6.42%
Remaining Term (years)	3 years 7 months 6 days
Maturing in 2017 [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)		$ (28,252,000)
Maturing in 2016 [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)		(26,776,000)
Maturing in 2018 [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)		(44,925,000)
Maturing In Two Thousand Nineteen [Member]
Derivative [Line Items]
Fair Value / Carrying Amount of Asset (Liability)		$ (40,604,000)